LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM EMPLOYEE-RELATED OBLIGATIONS [Abstract]
Schedule of Expected Future Benefits
Year	Amount
2014	$282
2015	189
2016	261
2017	198
2018	248
Thereafter (through 2023)	800
$1,978